Shareholders' Equity - Summary of Number of Share Options Outstanding (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	2,633,039	2,213,985	1,394,844	953,689
Key management personnel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	2,148,744	1,777,437	1,302,417
All other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	484,295	436,548	92,427